Loans and Allowance for Loan Losses - Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 1,286,967	$ 1,168,797
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	103,771	78,086
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,262	6,490
Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,776	2,535
Non-performing TDRs - 90 days past due
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable		106
Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	34,559	4,754
Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	144,368	91,971
Commercial, financial, and agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	272,918	199,022
Commercial, financial, and agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	9,649	16,288
Commercial, financial, and agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	598	3,249
Commercial, financial, and agricultural | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	835	532
Commercial, financial, and agricultural | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,717	982
Commercial, financial, and agricultural | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	17,799	21,051
Residential real estate | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	29,692	23,035
Residential real estate | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	545	763
Residential real estate | Construction | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	192
Residential real estate | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	737	763
Residential real estate | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	262,339	252,643
Residential real estate | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	15,835	15,280
Residential real estate | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,002	2,291
Residential real estate | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,521	1,615
Residential real estate | Mortgages | Non-performing TDRs - 90 days past due
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable		106
Residential real estate | Mortgages | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,105	2,135
Residential real estate | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	20,463	21,427
Commercial real estate | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	78,144	84,998
Commercial real estate | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	10,806	8,484
Commercial real estate | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable		273
Commercial real estate | Construction | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	200	137
Commercial real estate | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	11,006	8,894
Commercial real estate | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	617,133	576,635
Commercial real estate | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	66,936	37,271
Commercial real estate | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,662	677
Commercial real estate | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	343	352
Commercial real estate | Mortgages | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	25,314	1,359
Commercial real estate | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	94,255	39,659
Installment and other consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	26,741	32,464
Installment and other consumer | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	77	36
Installment and other consumer | Non-accrual loans
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	31	141
Installment and other consumer | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 108	$ 177